Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details)	12 Months Ended
Dec. 31, 2024
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 / 2022– 2024
Value-added tax	Dec. 2020-2024
Cementos Selva S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Calizas del Norte S.A.C. (liquidated during 2022) [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2022
Value-added tax	Dec. 2020-2022
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Corporación Materiales Piura S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2020 – 2024
Value-added tax	Dec. 2020-2024
Soluciones Crealo 150 S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2024
Value-added tax	Sep.-Dec. 2024
Vanguardia Constructora del Perú S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2024
Value-added tax	Oct.-Dec. 2024